UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.           October 17, 2002
---------------------     -------------------------       ----------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      57
                                           ------------

Form 13F Information Table Value Total:      $54,061
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100      485     12000  SH         SOLE                  12000
                                                           323      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101      785     60140  SH         SOLE                  58806            1334
American International Group     COM        026874107     1378     25200  SH         SOLE                  19100            6100
                                                            11       200  SH         OTHER                                   200
BP Amoco PLC                     COM        055622104       63      1586  SH         SOLE                   1586
                                                           213      5348  SH         OTHER                                  5348
Bank of New York                 COM        064057102      638     22200  SH         SOLE                  22200
                                                            11       400  SH         OTHER                                   400
Berkshire Hathaway Inc. Class    COM        084670207      104        42  SH         SOLE                     42
                                                           104        42  SH         OTHER                                    42
Bristol Myers Co.                COM        110122108      388     16306  SH         SOLE                   7600            8706
                                                            48      2000  SH         OTHER                                  2000
Chiron                           COM        170040109     1281     36667  SH         SOLE                  36667
Cisco Systems                    COM        17275R102     2611    249180  SH         SOLE                 206800           42380
Citigroup, Inc.                  COM        172967101     1602     54016  SH         SOLE                  54016
Exxon Mobil                      COM        30231G102      674     21140  SH         SOLE                   8940           12200
                                                           443     13888  SH         OTHER                                 13888
General Electric Co.             COM        369604103     1845     74857  SH         SOLE                  68822            6035
                                                           486     19728  SH         OTHER                                 19728
Hewlett Packard                  COM        428236103      308     26400  SH         SOLE                  16600            9800
IBM                              COM        459200101      263      4504  SH         SOLE                    652            3852
                                                            62      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100     2368    170500  SH         SOLE                 130200           40300
                                                           132      9500  SH         OTHER                                  9500
JP Morgan Chase                  COM        46625H100      843     44400  SH         SOLE                  31800           12600
                                                             6       300  SH         OTHER                                   300
Johnson & Johnson                COM        478160104     4250     78592  SH         SOLE                  58800           19792
KLA Tencor Corp.                 COM        482480100      316     11300  SH         SOLE                   6700            4600
                                                            17       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107     2802     61297  SH         SOLE                  48615           12682
                                                           274      6000  SH         OTHER                                  6000
Microsoft Corp.                  COM        594918104     2568     58700  SH         SOLE                  50100            8600
                                                           210      4800  SH         OTHER                                  4800
Motorola, Inc.                   COM        620076109     1396    137140  SH         SOLE                 105840           31300
                                                             6       600  SH         OTHER                                   600
National City Corp.              COM        635405103     3257    114168  SH         SOLE                  84800           29368
                                                           223      7800  SH         OTHER                                  7800
PepsiCo Inc.                     COM        713448108     2509     67900  SH         SOLE                  67900
Plum Creek Timber                COM        729251108     1083     47900  SH         SOLE                  33900           14000
                                                            11       500  SH         OTHER                                   500
Procter & Gamble Company         COM        742718109      215      2400  SH         SOLE                   2400
Progressive Corp.-Ohio           COM        743315103     2775     54813  SH         SOLE                  39213           15600
                                                           258      5100  SH         OTHER                                  5100
Royal Dutch Petroleum            COM        780257804     1000     24900  SH         SOLE                  17600            7300
                                                             8       200  SH         OTHER                                   200
Stryker Corp.                    COM        863667101     9632    167230  SH         SOLE                 132272           34958
                                                           426      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104       31     12000  SH         OTHER                                 12000
Vertex                           COM        92532F100      239     12900  SH         SOLE                   8800            4100
Washington Post 'B'              COM        939640108      649      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      463     16000  SH         SOLE                  16000
                                                            12       400  SH         OTHER                                   400
Wyeth                            COM        983024100      308      9700  SH         SOLE                                   9700
                                                           200      6300  SH         OTHER                                  6300
BBVA Privanza, Cap. B            PFD        05529T206      746     28000  SH         SOLE                  28000
BBVA Privanza, Pfd. C            PFD        059456301      700     28000  SH         SOLE                  28000